Taxation	12 Months Ended
Dec. 31, 2020
Taxation [abstract]
Taxation

37 Taxation

Statement of financial position – Deferred tax

Deferred taxes are recognised on all temporary differences under the liability method using tax rates applicable in the jurisdictions in which ING Group is subject to taxation.

Changes in deferred tax
2020	Net liability (-) Net asset (+)opening balance	Change through equity	Change through net result	Exchange rate differences	Changes in the composi-tion of thegroup andother changes	Net liability (-) Net asset (+)ending balance
Financial assets at FVOCI	-107	10	-10	0		-108
Investment properties	-7		3	0	5	2
Financial assets and liabilities at FVPL	947		246	10		1,202
Depreciation	-19		6	2		-10
Cash flow hedges	-337	-23		0		-360
Pension and post-employment benefits	42	-8	-5	7	-0	36
Other provisions	6		-4	-7	0	-5
Loans and advances	490	-1	42	-15	0	517
Unused tax losses carried forward	61		7	-5		63
Other	-156	62	16	-1	-5	-83
	920	40	301	-9	0	1,253

Presented in the statement of financial position as:
– Deferred tax liabilities	-322					-343
– Deferred tax assets	1,242					1,596
	920					1,253

The above table shows netted deferred tax amounts related to right-of-use assets and lease liabilities included in the row ‘Other’ a deferred tax amount for right-of-use assets of EUR 306 million (2019: EUR 370 million) and a deferred tax amount for lease liabilities of EUR -326 million (2019: EUR -376 million).

Financial assets and liabilities FVPL changes through net result in 2020 relates to the increase in fair value of derivatives due to decreased interest yield curves.

Changes in deferred tax
2019	Net liability (-) Net asset (+)opening balance	Change through equity	Change through net result	Exchange rate differences	Changes inthe composi-tion of thegroup andother changes	Net liability (-) Net asset (+)ending balance
Financial assets at FVOCI	-118	23	-11	-1		-107
Investment properties	-6		-1	-0		-7
Financial assets and liabilities at FVPL	632		314	2	-2	947
Depreciation	-23		5	-0		-19
Cash flow hedges	-140	-199		2		-337
Pension and post-employment benefits	59	-14	2	-5		42
Other provisions	10		-1	-3	0	6
Loans and advances	474	-1	18	0	0	490
Unused tax losses carried forward	51		5	5	-0	61
Other	-160	16	-13	1	-0	-156
Total	778	-176	318	2	-2	920

Presented in the statement of financial position as:
– deferred tax liabilities	-180					-322
– deferred tax assets	958					1,242
	778					920

IFRS 16 Leases (implemented per 1 January 2019) requires lessees to recognise right-of-use assets and lease liabilities on the balance sheet. The above table shows netted amounts which include in the row ‘Other’ a deferred tax amount for right-of-use assets of EUR 370 million (1 January 2019: EUR 320 million) and a deferred tax amount for lease liabilities of EUR -376 million (1 January 2019: EUR -323 million).

Financial assets and liabilities FVPL changes through net result in 2019 relates to the increase in fair value of derivatives due to decreased interest yield curves.

Deferred tax in connection with unused tax losses carried forward
	2020	2019
Total unused tax losses carried forward	1,675	1,685
Unused tax losses carried forward not recognised as a deferred tax asset	903	922
Unused tax losses carried forward recognised as a deferred tax asset	772	764

Average tax rate	22.0%	21.4%
Deferred tax asset	170	163

Total unused tax losses carried forward analysed by expiry terms
	No deferred tax asset recognised		Deferred tax asset recognised
	2020	2019	2020	2019
Within 1 year	1	1
More than 1 year but less than 5 years	4	4	57	17
More than 5 years but less than 10 years	92	92	8	0
Unlimited	806	824	707	746
	903	922	772	764

The above mentioned deferred tax of EUR 170 million (2019: EUR 163 million) and the related unused tax losses carried forward exclude the deferred tax liability recorded in the Netherlands with respect to the recapture of previously deducted UK tax losses in the Netherlands for the amount of EUR -107 million (2019: EUR -102 million).

Deferred tax assets are recognised for temporary deductible differences, for tax losses carried forward and unused tax credits only to the extent that realisation of the related tax benefit is probable.

Breakdown of certain net deferred tax asset positions by jurisdiction
	2020	2019
Italy	86	181
France	28
Philippines		7
Slovakia		1
	114	189

The table above includes a breakdown of certain net deferred tax asset positions by jurisdiction for which the utilisation of the deferred tax asset is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences whilst the related entities have incurred losses in either the current or the preceding year.

Recognition is based on the fact that it is probable that the entity will have taxable profits and/or can utilise tax planning opportunities before expiration of the deferred tax assets. Changes in circumstances in future periods may adversely impact the assessment of the recoverability. The uncertainty of the recoverability is taken into account in establishing the deferred tax assets.

As at 31 December 2020 and 31 December 2019, ING Groep N.V. had no significant temporary differences associated with the parent company’s investments in subsidiaries as any economic benefit from those investments will not be taxable at parent company level.

Statement of profit or loss – Taxation

Taxation by type
	Netherlands			Rest of the world			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Current taxation	355	488	587	1,016	1,481	1,264	1,371	1,970	1,851
Deferred taxation	-72	-51	151	-230	-267	114	-301	-318	265
	284	437	738	786	1,214	1,379	1,070	1,652	2,116

Reconciliation of the weighted average statutory income tax rate to ING Group’s effective income tax rate
	2020	2019	2018
Result before tax from continuing operations	3,399	5,653	6,986
Weighted average statutory tax rate	25.2%	25.8%	25.8%
Weighted average statutory tax amount	856	1,459	1,803

Participation exemption	-46	-49	-77
Other income not subject to tax	-6	-76	-70
Expenses not deductible for tax purposes	320	237	346
Impact on deferred tax from change in tax rates	-47	-57	50
Deferred tax benefit from previously unrecognised amounts	-6
Current tax from previously unrecognised amounts	17	48	28
Write-off/reversal of deferred tax assets	24	2	4
State and local taxes	44	72	25
Adjustments to prior periods	-85	16	7
Effective tax amount	1,070	1,652	2,116

Effective tax rate	31.5%	29.2%	30.3%

The weighted average statutory tax rate in 2020 (25.2%) is comparable to that of 2019.

The effective tax rate of 31.5% in 2020 is significantly higher than the weighted average statutory tax rate. This is mainly caused by a high amount of expenses non-deductible for tax purposes like the non-deductible bank tax and non-deductible losses with respect to goodwill impairments and impairments on associates in the Netherlands and in some other European countries.

Included in “Adjustments to prior periods” is a release of a tax provision of EUR -68 million after concluding a settlement with the Australian tax authorities on an issue related to former insurance activities, which issue was fully indemnified by NN Group.

The weighted average statutory tax rate in 2019 was equal to the rate of 25.8% in 2018.

The effective tax rate of 29.2% in 2019 was higher than the weighted average statutory tax rate. This was mainly caused by a high amount of expenses non-deductible for tax purposes with respect to interest on additional Tier 1 securities and non-deductible bank tax in the Netherlands and regulatory expenses non-deductible for tax purposes in some other European countries.

The effective tax rate of 30.3% in 2018 was significantly higher than the weighted average statutory tax rate. This was mainly caused by a high amount of expenses non-deductible for tax purposes (tax amount: EUR 346 million).

This relatively high amount of non-deductible expenses is caused by the EUR 775 million settlement agreement reached with the Dutch Public Prosecution Service (tax amount: EUR 194 million).

Equity – Other comprehensive income

Income tax related to components of other comprehensive income
	2020	2019	2018
Unrealised revaluations financial assets at fair value through other comprehensive income and other revaluations	-1	11	90
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	10	12	23
Changes in cash flow hedge reserve	-23	-199	-76
Remeasurement of the net defined benefit asset/liability	-8	-14	-12
Changes in fair value of own credit risk of financial liabilities at fair value through profit or loss	-1	7	-33
Exchange rate differences and other	62	7	-18
Total income tax related to components of other comprehensive income	40	-176	-25

Tax Contingency

The contingent liability (also disclosed in note 44 ‘Contingent liabilities’) in connection with taxation in the Netherlands refers to a possible obligation arising from the deduction from Dutch taxable profit of losses incurred by ING Bank in the United Kingdom in previous years. The existence of this obligation will be confirmed only by the occurrence of future profits in the United Kingdom.